Derivatives and Hedging - Narrative (Details) € in Millions, SFr in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2024 USD ($) derivative	Jun. 30, 2024 matured_tranche	Sep. 30, 2023 USD ($)	Oct. 31, 2022 matured_tranche	Sep. 30, 2022 CHF (SFr) derivative	Dec. 31, 2024 USD ($) derivative	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) derivative	Nov. 30, 2024 CHF (SFr)	Dec. 31, 2023 EUR (€)	Aug. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Face amount of debt instrument						$ 1,399,462,000	$ 1,529,855,000
Derivative gains included in accumulated other comprehensive income expected to be reclassified within twelve months						900,000
Losses gain reclassified from accumulated other comprehensive loss	$ (5,400,000)					$ 83,696,000	(49,417,000)	$ (21,940,000)
Gain on embedded derivative	$ 1,400,000		$ 900,000
Cash Flow Hedge
Derivative [Line Items]
Number of new derivatives entered into | derivative					5
Cash convertible notes embedded cash conversion option
Derivative [Line Items]
Number of derivative instruments | derivative						2			2
German Private Corporate Bond (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument						$ 15,069,000	121,009,000							$ 331,100,000
Tranches matured | matured_tranche		2		4
Unrealized gain (loss) recorded in equity						1,100,000
German Private Corporate Bond (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €									€ 14.5		€ 109.5
Tranches matured | matured_tranche		2
Unrealized gain (loss) recorded in equity						(10,700,000)	(35,200,000)
German Private Placement (2022 Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument						384,393,000	408,846,000					€ 370.0
Unrealized gain (loss) recorded in equity						11,800,000
German Private Placement (2022 Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €													€ 370.0
Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr					SFr 542.0
Number of new derivatives entered into | derivative	8
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Number of derivative instruments | derivative															5
Derivative asset notional amount | €															€ 180.0
Interest Rate Swap | Derivative Contracts 2015 | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr										SFr 280.0
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount						645,700,000	590,900,000
Accrued and Other Current Liabilities
Derivative [Line Items]
Derivative liability fair value						(16,800,000)	(5,400,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value						3,200,000	87,700,000
Prepaid Expenses and Other Current Assets | Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Interest receivable						$ 3,200,000	$ 8,400,000